Borrowings and capital resources - Bonds and Own shares (Details)
£ / shares in Units, € in Billions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions
	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 shares	Mar. 31, 2020 NOK (kr) shares	Mar. 31, 2020 JPY (¥) shares	Mar. 31, 2020 HKD ($) shares	Mar. 31, 2020 CHF (SFr) shares	Mar. 31, 2020 AUD ($) shares	Mar. 31, 2020 GBP (£) £ / shares shares	Mar. 31, 2020 EUR (€) shares	Mar. 12, 2019 GBP (£)	Mar. 12, 2019 EUR (€)
Liquidity and capital resources
Percentage of issued share capital	7.30%	7.40%
Maximum
Liquidity and capital resources
Treasury shares | shares	2,091,894,691	2,139,038,029	2,091,894,691	2,091,894,691	2,091,894,691	2,091,894,691	2,091,894,691	2,091,894,691	2,091,894,691
Euro medium-term note programme
Liquidity and capital resources
Borrowing capacity | €									€ 30.0
Bonds issued | €									2.5
Bonds
Liquidity and capital resources
Bonds issued	$ 25.1		kr 2.2	¥ 10	$ 2.1	SFr 0.7	$ 1.2	£ 3.4	19.3
Notional amount | €									€ 47.8
US shelf programme
Liquidity and capital resources
Bonds issued | $	3.8
Stand-alone documentation
Liquidity and capital resources
Bonds issued | $	$ 2.0
Convertible bonds
Liquidity and capital resources
Bonds issued | £										£ 3.4
Notional amount										3.4	€ 3.8
Financial liabilities at fair value										0.1	€ 0.1
Conversion price | £ / shares								£ 1.2814
Bonds mature between 2020 and 2059 | Minimum.
Liquidity and capital resources
Borrowing interest rate	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bonds mature between 2020 and 2059 | Maximum
Liquidity and capital resources
Borrowing interest rate	7.875%		7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Bonds mature between 2020 and 2056 | Minimum.
Liquidity and capital resources
Borrowing interest rate		0.00%
Bonds mature between 2020 and 2056 | Maximum
Liquidity and capital resources
Borrowing interest rate		7.875%
Convertible bonds maturing on 12 March 2021
Liquidity and capital resources
Bonds issued | £										£ 1.7
Borrowing interest rate										1.20%	1.20%
Convertible bonds maturing on 12 March 2022
Liquidity and capital resources
Bonds issued | £										£ 1.7
Borrowing interest rate										1.50%	1.50%